INVESTMENTS IN SUBSIDIARIES - Summarized income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Summarized income statement
Operating revenue	$ 3,755		$ 3,850	[1]	$ 3,482	[1]
Profit / (loss) before tax	802		464	[1],[2]	373	[1],[2]
Income tax expense	(69)		(344)	[1]	(279)	[1]
(Loss) / profit for the period	(9)	[3],[4]	801	[1]	(316)	[1]
Total comprehensive income / (loss)	96	[3],[4]	598		(857)
Attributed to NCIs	110	[4]	85		(57)
Kar-Tel
Summarized income statement
Operating revenue	571		529		446
Operating expenses	(403)		(370)		(316)
Other (expenses) / income	(12)		(9)		4
Profit / (loss) before tax	156		150		134
Income tax expense	(33)		(32)		(28)
(Loss) / profit for the period	123		118		106
Total comprehensive income / (loss)	123		118		106
Attributed to NCIs	31		29		26
Dividends paid to NCIs	$ 0		$ 0		$ 0

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).
[2]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)
[3]	**Refer to Note 24 for further details with respect to the restatement.
[4]	*Refer to Note 24 for further details with respect to the restatement.